Segmented information (Schedule of segments, additions to property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 425,761	$ 386,790
Manitoba [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	224,300	159,313
Peru [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	163,604	208,805
Arizona [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	25,982	18,640
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 11,875	$ 32